CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 49,691	¥ 358,787	¥ 416,201
Restricted cash	71	511	810
Short-term investments	8,492	61,312	145,836
Inventories, net	14	98	144
Loan receivables, net	4,372	31,564	32,229
Prepayments, receivables and other current assets	7,610	54,956	69,126
Amounts due from related parties	81	587	1,260
Total current assets	70,331	507,815	665,606
Non-current assets:
Property and equipment, net	41,514	299,741	194,589
Intangible assets, net	131	949	12,554
Right-of-use assets	357	2,576	5,441
Investments	11,330	81,808	69,318
Other non-current assets	6,298	45,473	63,640
Total non-current assets	59,630	430,547	345,542
Total assets	129,961	938,362	1,011,148
Current liabilities
Accounts payable	950	6,862	8,179
Salaries and welfare payable	961	6,936	13,550
Advances from customers	29	207	245
Taxes payable	178	1,285	11,126
Amounts due to related parties	740	5,341	4,196
Current portion of lease liabilities	261	1,888	2,654
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB239,359 and RMB246,158 as of March 31, 2023 and 2024, respectively. Note 1)	41,455	299,317	295,717
Total current liabilities	44,574	321,836	335,667
Non-current liabilities:
Non-current lease liabilities	107	773	753
Deferred tax liabilities	180	1,299	3,369
Total non-current liabilities	287	2,072	4,122
Total liabilities	44,861	323,908	339,789
Commitments and contingencies (Note 22)
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 272,394,100 shares as of March 31, 2023 and 2024)	(19,036)	(137,446)	(137,446)
Additional paid-in capital	1,314,246	9,489,254	9,484,664
Statutory reserves	461	3,331	3,331
Accumulated other comprehensive income	12,405	89,567	82,396
Accumulated deficit	(1,226,610)	(8,856,494)	(8,795,764)
Total MOGU Inc. shareholders' equity	81,491	588,393	637,362
Non-controlling interests	3,609	26,061	33,997
Total shareholders' equity	85,100	614,454	671,359
Total liabilities and shareholders' equity	129,961	938,362	1,011,148
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	23	165	165
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 2	¥ 16	¥ 16